Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

January 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The AB Portfolios:

- AB All Market Total Return Portfolio

- AB Sustainable Thematic Balanced Portfolio

- AB Wealth Appreciation Strategy

- AB Tax-Managed Wealth Appreciation Strategy

(File No. 33-12988)

Ladies and Gentlemen:

On behalf of the above-referenced Portfolios (the “Portfolios”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Portfolios that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Portfolio’s registration statement that was filed electronically with the Securities and Exchange Commission on December 29, 2025.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Lauren A. Clise Lauren A. Clise